Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774


                        FIRST TRUST EXCHANGE-TRADED FUND

                     FIRST TRUST STRATEGIC VALUE INDEX FUND

                                  (the "Fund")

  SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL
                        INFORMATION DATED APRIL 30, 2012

                              DATED MARCH 27, 2013

            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIES

Notwithstanding anything to the contrary in the prospectus, summary prospectus or statement of additional information, beginning on or about June 3, 2013, the Fund's investment objective will change and the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index (the "Index"). Under normal circumstances, the Fund will invest at least 90% of its net assets in common stocks that comprise the Index.

Notwithstanding anything to the contrary in the prospectus, summary prospectus or statement of additional information, effective on or about June 3, 2013, the Fund's name will change to First Trust Capital Strength ETF and the Fund will list and trade its shares on The NASDAQ Stock Market under the ticker symbol "FTCS". Effective on or about June 3, 2013, the Fund will no longer list and trade its shares on the NYSE Arca under the ticker symbol "FDV". It is also anticipated that the Fund's CUSIP number will change on or about June 3, 2013.

                                   * * * * *

The Index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc. (the "Index Provider"). In constructing the Index, the Index Provider begins with the largest 500 U.S. companies included the NASDAQ US Benchmark Index and excludes the following: companies with less than $1 billion in cash and short term investments; companies with long-term debt divided by market capitalization greater than 30%; and companies with return on equity less than 15%. The Index Provider then ranks all remaining stocks in the universe by one-year and three-month daily volatility (one-year and three-month daily volatility factors are equally weighted), and selects the top 50 companies, subject to a maximum weight of 30% from any one of the ten Industry Classification Benchmark industries. The stocks in the Index are equally weighted initially and on each reconstituting and rebalancing effective date. The Index is reconstituted and rebalanced on a quarterly basis. The inception date of the Index was March 20, 2013.

                                   * * * * *

The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength Index to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength Index, and certain trade names of the Corporations and the use of The Capital Strength Index, which are determined, composed and calculated by NASDAQ OMX without regard to First Trust or the Fund. NASDAQ OMX has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating The Capital Strength Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                   * * * * *

 PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS, SUMMARY PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE